Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Avg. Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($)	Adjusted EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)

2022	6,251,475	3,428,880	1,867,745	1,166,105	137.18	103.89	199,278	338,408
2021	8,092,225	22,206,756	2,288,230	5,171,829	168.75	147.06	178,873	328,337
2020	6,793,749	8,875,803	1,975,066	2,399,933	127.18	120.19	96,006	233,184

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	David Maher was the PEO for all three years in the table.The Non-PEO NEOs for all three years in the table were Thomas Pacheco, Mary Louise Bohn, Steven Pelisek and Christopher Lindner.
Peer Group Issuers, Footnote [Text Block]	The selected peer group, the S&P Consumer Apparel & Durables, is the same peer group used for performance comparisons under Item
	201(e) of Regulation S-K in our Form 10-K, filed March 1, 2023 with the SEC.
PEO Total Compensation Amount	$ 6,251,475	$ 8,092,225	$ 6,793,749
PEO Actually Paid Compensation Amount	$ 3,428,880	22,206,756	8,875,803
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO and the Non-PEO NEOs, respectively, for the years 2022, 2021 and 2020 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	PEO CAP (a-b-c+d+e) ($)

2022	6,251,475	-4,000,052	—	748,854	428,603	3,428,880
2021	8,092,225	-3,500,068	-1,444,372	18,717,572	341,399	22,206,756
2020	6,793,749	-3,300,025	-1,448,812	6,534,626	296,265	8,875,803

Year	2020 ($)	2021 ($)	2022 ($)

SCT Total Compensation	6,793,749	8,092,225	6,251,475
Less: Stock Award Values Reported in SCT for Covered Year	-3,300,025	-3,500,068	-4,000,052
Plus: Fair Value of Stock Granted in Covered Year	5,297,037	6,617,006	3,909,144
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	1,047,225	5,858,498	-2,888,558
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	190,364	6,242,068	-271,732
Less: Change in Value of Pension Benefits in Covered Year	-1,448,812	-1,444,372	—
Plus: Pension Service Cost for Covered Year	296,265	341,399	428,603
Compensation Actually Paid	8,875,803	22,206,756	3,428,880

Non-PEO NEO Average Total Compensation Amount	$ 1,867,745	2,288,230	1,975,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,166,105	5,171,829	2,399,933
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO and the Non-PEO NEOs, respectively, for the years 2022, 2021 and 2020 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	PEO CAP (a-b-c+d+e) ($)

2022	1,867,745	-950,053	—	180,126	68,287	1,166,105
2021	2,288,230	-787,552	-320,089	3,914,662	76,578	5,171,829
2020	1,975,066	-775,016	-345,979	1,473,638	72,224	2,399,933

Year	2020 ($)	2021 ($)	2022 ($)

SCT Total Compensation	1,975,066	2,288,230	1,867,745
Less: Stock Award Values Reported in SCT for Covered Year	-775,016	-787,552	-950,053
Plus: Fair Value of Stock Granted in Covered Year	1,246,002	1,484,634	921,700
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	164,704	1,330,225	-682,305
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	62,932	1,099,803	-59,269
Less: Change in Value of Pension Benefits in Covered Year	-345,979	-320,089	—
Plus: Pension Service Cost for Covered Year	72,224	76,578	68,287
Compensation Actually Paid	2,399,933	5,171,829	1,166,105

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The Company’s TSR has exceeded the peer group TSR over the prior three-year period. The CAP of the Company's PEO and Non-PEO NEOs, as a group, was directionally aligned with the Company's TSR over the three-year period. The 2021 CAP figures reflect significant stock price appreciation during that year together with above-target achievement of the Company's short and long-term incentive program targets.

Compensation Actually Paid vs. Net Income [Text Block]	Pay vs. Performance: Net Income and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay vs. Performance: Net Income and Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]
The Company’s TSR has exceeded the peer group TSR over the prior three-year period. The CAP of the Company's PEO and Non-PEO NEOs, as a group, was directionally aligned with the Company's TSR over the three-year period. The 2021 CAP figures reflect significant stock price appreciation during that year together with above-target achievement of the Company's short and long-term incentive program targets.

Tabular List [Table Text Block]

Financial Metric	Rationale

Adjusted EBITDA	Measures Company's profitability
Operating Income	Measures how profitably management operated the Company over longer time period and is distinct from the profitability metric used in cash incentive plan
ROIC	Measures the efficiency of the Company's deployment of capital

Total Shareholder Return Amount	$ 137.18	168.75	127.18
Peer Group Total Shareholder Return Amount	103.89	147.06	120.19
Net Income (Loss)	$ 199,278,000	$ 178,873,000	$ 96,006,000
Company Selected Measure Amount	338,408,000	328,337,000	233,184,000
PEO Name	David Maher
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” The Compensation Committee did not consider the Compensation Actually Paid measure below in making its compensation decisions for any of the years shown below.Reflects net income of the Company (in thousands) reported in our Annual Report on Form 10-K for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Reflects the Company’s Adjusted EBITDA (in thousands), which is our company selected measure (“CSM”) as we believe it represents the most important financial performance measure used to link CAP to our NEOs to company performance. Please see “Compensation Discussion and Analysis-Components of our Executive Compensation Program-Annual Cash Incentives” for information on how the Company determines Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,000,052)	$ (3,500,068)	$ (3,300,025)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,444,372)	(1,448,812)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	748,854	18,717,572	6,534,626
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	428,603	341,399	296,265
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,909,144	6,617,006	5,297,037
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,888,558)	5,858,498	1,047,225
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(271,732)	6,242,068	190,364
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(950,053)	(787,552)	(775,016)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(320,089)	(345,979)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	180,126	3,914,662	1,473,638
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	68,287	76,578	72,224
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	921,700	1,484,634	1,246,002
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(682,305)	1,330,225	164,704
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (59,269)	$ 1,099,803	$ 62,932